Special Opportunities Fund, Inc.
Portfolio of Investments - March 31, 2026
Sh ar e s F air V alu e
CLOSED-END FUNDS — 68 .5%
AllianceBernstein National Municipal Income Fund, Inc. 100 $ 1,069
Bancroft Fund Ltd. 25,629 552,046
Bluerock Private Real Estate Fund 166,154 2,759,818
BNY Mellon Municipal Bond Infrastructure Fund, Inc. 86,139 907,905
BNY Mellon Strategic Municipal Bond Fund, Inc. 1,481,741 8,905,264
BNY Mellon Strategic Municipals, Inc. 635,795 3,999,151
Carlyle Credit Income Fund 109,835 352,570
Central Securities Corp. 219,394 10,895,106
Clough Global Equity Fund 69,527 523,538
Clough Global Opportunities Fund 343,781 1,914,860
Destra Multi-Alternative Fund 72,741 589,930
Dividend and Income Fund 350,673 5,102,292
Dreyfus High Yield Strategies Fund 113,401 276,698
Duff & Phelps Utility and Infrastructure Fund Inc. 87,864 1,268,756
Eagle Point Income Company, Inc. 96,328 909,336
Ellsworth Growth and Income Fund Ltd. 87,424 974,778
ESC HNW(a)(b) 35,254 17,148
ESC MAV(a)(b) 118,878 49,036
ESC MHI(a)(b) 132,125 47,301
ESC MIO(a)(b) 90,500 14,281
ESC PHT(a)(b) 28,477 —
Gabelli Dividend & Income Trust 133,595 3,597,713
GDL Fund 171,677 1,430,069
General American Investors Co., Inc. 279,523 16,343,710
Highland Income Fund 5,330 30,434
Japan Smaller Capitalization Fund, Inc. 68,095 742,236
John Hancock Diversified Income Fund 268,150 2,912,109
Mexico Equity & Income Fund, Inc. 100,100 1,291,290
Mexico Fund, Inc. 106,085 2,220,359
MFS High Income Municipal Trust 236,757 878,368
MFS High Yield Municipal Trust 764,782 2,737,920
MFS Investment Grade Municipal Trust 245,919 1,964,893
Neuberger Berman Next Generation Connectivity Fund, Inc. 657,960 8,467,945
New Germany Fund, Inc. 417,237 4,264,162
Nuveen S&P 500 Dynamic Overwrite Fund 56,810 912,936
Pershing Square Holdings 10,000 536,000
Pershing Square Holdings Ltd. Fund 30,000 1,550,150
Royce Micro-Cap Trust, Inc. 27,154 307,112
Saba Capital Income & Opportunities Fund II 38,408 319,555
SRH Total Return Fund, Inc. 1,116,522 19,092,526
Virtus Total Return Fund, Inc. 66 437
Voya Asia Pacific High Dividend Equity Income Fund 155,359 1,144,996
Voya Emerging Markets High Dividend Equity Fund 462,821 3,082,388
XAI Octagon Floating Rate Alternative Income Trust 78,926 1,355,945
Total Closed-End Funds (Cost $90,440,386) 115,244,136

Special Opportunities Fund, Inc.
Portfolio of Investments - March 31, 2026 (Continued)
SPECIAL PURPOSE ACQUISITION COMPANIES (SPACS) — 27 .7 % Sh ar e s F air V alu e
AI Infrastructure Acquisition Corp.(b) 100,000 $ 1,003,000
Aldabra 4 Liquidity Opportunity Vehicle, Inc.(b) 100,000 997,000
Aldel Financial II, Inc.(b) 38,904 411,215
Archimedes Tech SPAC Partners III Co.(b) 40,000 399,200
Armada Acquisition Corp. III(b) 50,000 499,500
Bain Capital GSS Investment Corp.(b) 100,000 1,011,180
BHAV Acquisition Corp.(b) 10,000 99,700
Black Spade Acquisition III Co.(b) 100,000 1,000,000
Bleichroeder Acquisition Corp. II(b) 112,404 1,126,288
Bleichroeder Acquisition Corp. II(b) 2 21
Bold Eagle Acquisition Corp. - Class A(b) 100,000 1,056,000
Cambridge Acquisition Corp.(b) 10,781 107,379
Columbus Circle Capital Corp. II(b) 100,000 994,000
Copley Acquisition Corp.(b) 100,000 1,029,000
Crane Harbor Acquisition Corp. - Class A(b) 50,000 494,000
D Boral Acquisition I Corp.(b) 125,000 1,250,000
Daedalus Special Acquisition Corp.(b) 100,000 1,003,000
FG Imperii Acquisition Corp.(b) 100,000 997,000
Fortress Value Acquisition Corp. V(b) 100,000 1,002,000
Graf Global Corp.(b) 100,000 1,071,000
HCM IV Acquisition Corp.(b) 100,000 1,002,000
Hennessy Capital Investment Corp. VIII(b) 100,000 1,000,000
Highview Merger Corp. - Class A(b) 60,663 609,663
Illumination Acquisition Corp. I(b) 50,000 496,000
Inflection Point Acquisition Corp. VI(b) 100,000 1,012,000
Insight Digital Partners II(b) 100,000 996,000
Jackson Acquisition Co. II - Class A(b) 204,800 2,168,832
Kensington Capital Acquisition Corp. VI(b) 100,000 1,004,000
Legato Merger Corp. III(b) 100,000 998,000
Lightwave Acquisition Corp.(b) 100,000 1,012,000
M Evo Global Acquisition Corp. II(b) 100,000 1,001,000
M3-Brigade Acquisition VI Corp.(b) 50,000 502,500
McKinley Acquisition Corp. - Class A(b) 100,000 1,006,000
Meshflow Acquisition Corp.(b) 100,000 996,000
Metals Acquisition Corp. II(b) 52,500 529,725
NewHold Investment Corp. III(b) 100,000 1,039,000
Oaktree Acquisition Corp. III Life Sciences(b) 12,500 132,750
OneIM Acquisition Corp.(b) 100,000 1,002,000
Pono Capital Four, Inc.(b) 25,000 249,250
Proem Acquisition Corp. I(b) 50,000 499,000
QDRO Acquisition Corp.(b) 12,500 124,000
Range Capital Acquisition Corp.(b) 100,000 1,052,000
Silver Pegasus Acquisition Corp. - Class A(b) 97,587 992,460
SIM Acquisition Corp I - Class A(b) 150,000 1,609,500
Social Commerce Partners Corp.(b) 88,992 890,810
Spring Valley Acquisition Corp. III - Class A(b) 62,012 630,042
Spring Valley Acquisition Corp. IV(b) 50,000 508,000

Special Opportunities Fund, Inc.
Portfolio of Investments - March 31, 2026 (Continued)
SPECIAL PURPOSE ACQUISITION COMPANIES (SPACS) — 27.7% (continued) Sh ar e s F air V alu e
Talon Capital Corp.(b) 77,000 $ 789,250
Tavia Acquisition Corp.(b) 100,000 1,057,000
Titan Acquisition Corp.(b) 150,000 1,549,500
Vendome Acquisition Corp. I - Class A(b) 100,000 1,013,000
Viking Acquisition Corp. I(b) 100,000 993,000
Wen Acquisition Corp.(b) 110,712 1,127,048
Willow Lane Acquisition Corp. II(b) 150,000 1,515,000
Total Special Purpose Acquisition Companies (SPACS) (Cost $45,735,110) 46,656,813
BUSINESS DEVELOPMENT COMPANIES — 15 .9%
Barings BDC, Inc. 146,029 1,201,819
BCP Investment Corp. 167,780 1,261,706
Blue Owl Capital Corp. 153,502 1,697,732
Blue Owl Technology Finance Corp. 351,389 4,353,709
CION Investment Corp. 909,621 6,221,807
Crescent Capital BDC, Inc. 200,002 2,430,024
FS KKR Capital Corp. 213,620 2,174,652
Investcorp Credit Management BDC, Inc. 241,122 390,618
Monroe Capital Corp. 377,436 1,736,206
Nuveen Churchill Direct Lending Corp. 115,776 1,472,671
OFS Capital Corp. 30,152 107,040
Runway Growth Finance Corp. 544,553 3,741,078
Total Business Development Companies (Cost $38,203,327) 26,789,062
COMMON STOCKS — 15 .0%
Financial Services — 2 .0%
Cannae Holdings, Inc. 302,052 3,434,331
Oil, Gas & Consumable Fuels — 6 .8%
Texas Pacific Land Corp. 24,000 11,389,440
Real Estate Management & Development — 6 .2%
Gyrodyne LLC(b) 30,000 222,600
Howard Hughes Holdings, Inc.(b) 12,000 759,120
Tejon Ranch Co.(b) 500,000 9,420,000
10,401,720
Total Common Stocks (Cost $18,175,234) 25,225,491
TRUSTS — 1 .5 % C e r t i fi c a t e s
Copper Property CTL Pass Through Trust 225,780 2,451,971
Total Trusts (Cost $2,493,016) 2,451,971
PREFERRED STOCKS — 0 .7 % Sh ar e s
Closed-End Funds — 0 .5%
Highland Opportunities and Income Fund, Series B, 5.38%, Perpetual(b) 47,659 778,272
Highland Opportunities and Income Fund, Series A, 5.38%, Perpetual(b) 2,521 41,621
819,893

Special Opportunities Fund, Inc.
Portfolio of Investments - March 31, 2026 (Continued)
Real Estate Investment Trusts — 0 .2%
NexPoint Diversified Real Estate Trust, Series A, 5.50%, Perpetual(b) 22,324 $ 297,355
Cedar Realty Trust, Inc., Series C, 6.50%, Perpetual(b) 2,008 43,363
Brookfield DTLA Fund Office Trust Investor, Inc., 7.63%, Perpetual(b) 100,000 4,500
345,218
Total Preferred Stocks (Cost $3,999,010) 1,165,111
REAL ESTATE INVESTMENT TRUSTS — COMMON — 0 .3 % Sh ar e s F air V alu e
DIVERSIFIED REITS — 0 .3%
NexPoint Diverisfied Real Estate Trust 120,664 563,501
Total Real Estate Investment Trusts — Common (Cost $1,407,518) 563,501
WARRANTS — 0 .3 % C ont ra ct s F air V alu e
Asset Management — 0 .2%
AA Mission Acquisition Corp.,
  Expires 8/1/2030,
  Exercise Price $11.50(b) 150,000 –
Andretti Acquisition Corp. II,
  Expires 10/24/2029,
  Exercise Price $11.50(b) 52,600 5,786
Centurion Acquisition Corp.,
  Expires 8/1/2029,
  Exercise Price $11.50(b) 78,125 9,648
CSLM Digital Asset Acquisition Corp. III Ltd.,
  Expires 9/19/2030,
  Exercise Price $11.50(b) 50,000 12,000
D Boral ARC Acquisition I Corp.,
  Expires 5/6/2030,
  Exercise Price $11.50(b) 31,250 17,500
GigCapital7 Corp.,
  Expires 9/11/2029,
  Exercise Price $11.50(b) 163,668 54,011
Highview Merger Corp.,
  Expires 8/13/2030,
  Exercise Price $11.50(b) 30,331 6,994
Insight Digital Partners II,
  Expires 12/31/2030,
  Exercise Price $11.50(b) 50,000 14,005
Lightwave Acquisition Corp.,
  Expires 6/24/2030,
  Exercise Price $11.50(b) 50,000 12,005
Lionheart Holdings,
  Expires 8/9/2029,
  Exercise Price $11.50(b) 161,762 19,411
M3-Brigade Acquisition V Corp.,
  Expires 9/23/2030,
  Exercise Price $11.50(b) 28,362 8,503
M3-Brigade Acquisition VI Corp.,
  Expires 8/5/2030,
  Exercise Price $11.50(b) 16,666 5,001
Roman DBDR Acquisition Corp. II,
  Expires 2/3/2030,
  Exercise Price $11.50(b) 185,000 39,295
Silverbox Corp. IV,
  Expires 9/24/2029,
  Exercise Price $11.50(b) 8,322 1,831
SIM Acquisition Corp. I,
  Expires 8/28/2029,
  Exercise Price $11.50(b) 125,000 33,750
Spring Valley Acquisition Corp. III,
  Expires 9/30/2030,
  Exercise Price $11.50(b) 18,333 19,066

Special Opportunities Fund, Inc.
Portfolio of Investments - March 31, 2026 (Continued)
Asset Management — 0.2% (continued)
Talon Capital Corp.,
  Expires 9/5/2030,
  Exercise Price $11.50(b) 25,666 $ 12,833
Vendome Acquisition Corp. I,
  Expires 2/18/2026,
  Exercise Price $11.50(b) 50,000 12,005
Viking Acquisition Corp. I,
  Expires 11/3/2030,
  Exercise Price $11.51(b) 33,333 7,373
Voyager Acquisition Corp.,
  Expires 5/16/2031,
  Exercise Price $11.50(b) 50,000 6,845
Biotechnology — 0 .0% (c)
ZyVersa Therapeutics, Inc.,
  Expires 12/12/2027,
  Exercise Price $4025.00(a)(b) 65,250 –
Miscellaneous Intermediation — 0 .1%
Aldel Financial II, Inc.,
  Expires 10/10/2029,
  Exercise Price $11.50(b) 19,452 5,059
Bleichroeder Acquisition Corp. II,
  Expires 1/29/2032,
  Exercise Price $11.50(b) 37,468 35,632
Copley Acquisition Corp.,
  Expires 5/23/2030,
  Exercise Price $11.50(b) 50,000 7,500
Corner Growth Acquisition Corp.,
  Expires 12/31/2027,
  Exercise Price $11.50(a)(b) 33,333 –
Corner Growth Acquisition Corp. 2,
  Expires 6/17/2026,
  Exercise Price $11.50(a)(b) 14,366 –
Fact II Acquisition Corp.,
  Expires 12/20/2029,
  Exercise Price $11.50(b) 67,000 26,800
Graf Global Corp.,
  Expires 8/7/2029,
  Exercise Price $11.50(b) 92,394 12,002
HWH INTL INC WT,
  Expires 1/31/2027,
  Exercise Price $1.00(a)(b) 23,750 –
Launch Two Acquisition Corp.,
  Expires 11/26/2029,
  Exercise Price $11.50(b) 18,783 2,932
NewHold Investment Corp. III,
  Expires 4/17/2030,
  Exercise Price $11.50(b) 50,000 22,495
Titan Acquisition Corp.,
  Expires 6/2/2030,
  Exercise Price $11.50(b) 75,000 19,508
Wen Acquisition Corp.,
  Expires 5/15/2031,
  Exercise Price $11.50(b) 35,000 11,218
Total Warrants (Cost $393,165) 441,008
RIGHTS — 0 .1 % Sh ar e s F air V alu e
AI Infrastructure Acquisition Corp.,
  Expires 2/21/2030,
  Exercise Price $0.00(b) 100,000 25,000
Blue Acquisition Corp.,
  Expires 6/11/2030,
  Exercise Price $0.00(b) 148,000 44,400

Special Opportunities Fund, Inc.
Portfolio of Investments - March 31, 2026 (Continued)
RIGHTS — 0.1% (continued) Sh ar e s F air V alu e
Cayson Acquisition Corp.,
  Expires 6/24/2026,
  Exercise Price $10.00(b) 100,000 $ 16,320
Drugs Made In America Acquisition Corp.,
  Expires 10/15/2029,
  Exercise Price $10.00(b) 43,364 2,389
Eureka Acquisition Corp.,
  Expires 7/3/2026,
  Exercise Price $10.00(b) 1,000 420
Flag Ship Acquisition Corp.,
  Expires 3/31/2026,
  Exercise Price $0.11(b) 137,500 15,139
Jackson Acquisition Co. II,
  Expires 2/27/2026,
  Exercise Price $10.00(b) 129,800 13,110
McKinley Acquisition Corp.,
  Expires 7/25/2030,
  Exercise Price $10.00(b) 100,000 10,010
Range Capital Acquisition Corp.,
  Expires 6/23/2026,
  Exercise Price $10.00(b) 173,700 52,110
Silver Pegasus Acquisition Corp.,
  Expires 6/26/2030,
  Exercise Price $10.00(b) 97,587 25,373
Soulpower Acquisition Corp.,
  Expires 6/27/2026,
  Exercise Price $1.00(b) 150,000 27,000
Tavia Acquisition Corp.,
  Expires 11/26/2029,
  Exercise Price $10.00(b) 62,649 8,144
Total Rights (Cost $221,462) 239,415
OPEN END FUNDS — 0 .0%
BNY Mellon AMT-Free Municipal Bond Fund - Class A 54 712
Total Open End Funds (Cost $602) 712
OTHER NOTES — 0 .0%
Legacy IMBDS, Inc.(a)(b)(d) 23,458 —
Total Other Notes (Cost $586,450) —
SHORT-TERM INVESTMENTS — 3 .3%
MONEY MARKET FUNDS — 3 .3%
Fidelity Institutional Money Market Government Portfolio - Class I, 3.53%(e) 2,749,807 2,749,806
Invesco Treasury Portfolio - Institutional Class, 3.56%(e) 2,749,807 2,749,807
Total Money Market Funds (Cost $ 5,499,613 ) 5,499,613
TOTAL INVESTMENTS — 133 .4% (Cost $ 207,154,893 ) 224,276,833
Liabilities in Excess of Other Assets —  ( 33 .4 ) % (56,100,440)
TOTAL NET ASSETS — 100.0% $ 168,176,393
Percentages are stated as a percent of net assets.
AMT - Alternative Minimum Tax
BDC - Business Development Company
LLC - Limited Liability Company
REIT - Real Estate Investment Trust

Special Opportunities Fund, Inc.
Portfolio of Investments - March 31, 2026 (Continued)
(a) Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Board of Directors. These securities represented $127,766 or 0.1% of net assets as of March 31, 2026.
(b) Non-income producing security.
(c) Represents less than 0.05% of net assets.
(d) Issuer is currently in default.
(e) The rate shown represents the 7-day annualized effective yield as of March 31, 2026.